Warrants - Warrant activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants
Warrant issued (in shares)		619,185	2,504
Warrants exercised (in shares)	187,388	353,581	1,459
Reload warrants
Warrants
Warrant issued (in shares)			1,289
Warrants exercised (in shares)			1,289
Warrants exercised (in dollars per share)			$ 1,933.14
Common Stock Purchase Warrants
Warrants
Warrant issued (in shares)		472,672	995
Warrants exercised (in shares)		188,000
Common Stock Purchase Warrants | Maximum [Member]
Warrants
Warrants exercised (in dollars per share)		$ 19.14
Common Stock Purchase Warrants | Minimum [Member]
Warrants
Warrants exercised (in dollars per share)		$ 13.34
Representative's warrants
Warrants
Warrant issued (in shares)		9,800	50
Liability warrant
Warrants
Warrant issued (in shares)		37,921
Warrants exercised (in shares)		28,869
Pre funded warrants
Warrants
Warrant issued (in shares)		136,713	170
Warrants exercised (in shares)		136,712	170
Warrants exercised (in dollars per share)			$ 2.90
Pre funded warrants | Maximum [Member]
Warrants
Warrants exercised (in dollars per share)		$ 0.06
Pre funded warrants | Minimum [Member]
Warrants
Warrants exercised (in dollars per share)		$ 0.01